Note 10 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 44,264
2023	42,824
2024	41,414
2025	40,572
2026	$ 40,374